Shareholder Report, Line Graph (Details) WE0000000002515A_Dimensional US High Profitability ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Feb. 23, 2022	Oct. 31, 2025
Dimensional US High Profitability ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional US High Profitability ETF – NAV
Accumulated Value	$ 14,236	$ 10,494	$ 9,669	$ 10,000	$ 16,223
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
Accumulated Value	$ 13,934	$ 10,092	$ 9,218	$ 10,000	$ 16,879